Shareholders’ equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Shareholders’ equity

Note 13 – Shareholders’ equity

Ordinary Shares and Preferred Shares issued at the Reorganization

The Company is established under the laws of the Cayman Islands on July 27, 2023 with limited liability with authorized share capital of 500,000,000 Ordinary Shares at US$0.0001 each. On the same date, the Company issued 10,000,000 Ordinary Shares of the Company to the existing shareholders of Suzhou TC-Link in proportion of their existing shareholdings in Suzhou TC-Link for a consideration of US$7,197,943 in aggregate in exchange for the issued shares of Suzhou TC-Link. As a result, no change in proportion of shareholding of existing shareholders in Suzhou TC-Link after the issuance.

On February 7, 2024, the board of directors approved to revise the memorandum and articles of association of the Company in which the authorized share capital of US$50,000 are divided into (i) 450,000,000 Ordinary Shares with par value of US$0.0001 each; and (ii) 50,000,000 Preferred Shares with par value of US$0.0001 each. In accordance with the revised memorandum and articles of association of the Company, its Preferred Shares vary from Ordinary Shares in terms of voting rights and conversion rights:

a) Voting rights: for all matters subject to vote at the general meetings of the Company, each Ordinary Share is entitled to one vote, while each Preferred Share is entitled to ten votes;

b) Conversion rights: each Preferred Share is eligible to convert into one Ordinary Share at any time at the option of the holder, while in no event shall Ordinary Shares be convertible into Preferred Shares.

The revised memorandum of articles of association clearly states that, except for the differences in voting rights and conversion rights as set above, Ordinary Shares and Preferred Shares of the Company shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

On February 7, 2024, the Company issued 1,000,000 Preferred Shares to Mr. Albert Wong, Chairman, Chief Executive Officer and a controlling shareholder of the Company for an aggregate cash consideration of US$100 which was paid on March 12, 2024 as part of Reorganization. As a result, the voting power of Mr. Albert Wong increased from 42.66% to 71.33% after the issuance of Preferred Shares.

In terms of the 10,000,000 Ordinary Shares and 1,000,000 Preferred Shares issued as part of the Reorganization, the Company has retroactively restated all shares and per share data for all the periods presented, as discussed in Note 1. Accordingly, as of March 31, 2023, 10,000,000 Ordinary Shares and 1,000,000 Preferred Shares were issued and outstanding with a par value of $0.0001, respectively.

Additional paid-in capital (upon completion of the Reorganization)

Additional paid-in capital originally consisted of contributions made to Suzhou TC-Link from its original shareholders during the period of February 2006 to October 2019. These contributions were RMB48,356,336 in aggregate, and were translated to US$ based on exchange rates on their respective transaction dates, which were $7,217,178 in aggregate.

Suzhou TC-Link was previously listed on National Equities Exchange and Quotations (“NEEQ”) platform of the PRC. On December 4, 2020, the board of Suzhou-TC Link has passed a resolution to repurchase its own shares (“Suzhou-TC Link Shares”) on NEEQ with numbers ranging from 275,000 to 550,000 shares at repurchase price of no more than RMB2.5 per share. The repurchased Suzhou-TC Link Shares will be used in share-based compensation. Subsequently, Suzhou TC-Link has completed the repurchase of 540,000 Suzhou-TC Link Shares within the period from January 7, 2021 to January 27, 2021 at repurchased cost of RMB792,106 ($122,585) in aggregate, which was paid in cash. The company recorded the repurchased Suzhou-TC Link Shares as treasury shares at original cost. At the time of repurchase, Suzhou-TC Link had 39,700,000 Suzhou-TC Link Shares issued and outstanding.

On July 6, 2021, the board of directors of Suzhou TC-Link has passed a resolution to grant 540,000 restricted shares of Suzhou TC-Link (“Suzhou TC-Link Restricted Shares”) to Suzhou TC-Link’s certain executives, key employees and directors. The grant price for Suzhou TC-Link Restricted Shares was RMB1.2 each. The Suzhou TC-Link Restricted Shares shall vest in three tranches, based on achieving designated amount of revenues in each of the next three years (for the years ended December 31, 2020, 2021 and 2022). On July 31, 2021, the Company has granted its 540,000 Suzhou-TC Link Shares under treasury shares as Suzhou TC-Link Restricted Shares to the grantees and received cash consideration of RMB648,000 ($100,281) in aggregate from the grantees. The fair value of the Suzhou TC-Link Restricted Shares on grant date was RMB1.48 each. The Company recognizes the difference of fair value and price received as expenses during the vesting periods of three tranches. For the years ended March 31, 2022, 2023, 2024 and 2025, expenses for share-based compensation amounted to RMB37,800 ($5,890), RMB45,360 ($6,620) and RMB57,960 ($8,087) and RMB10,080 ($1,400), respectively, which were recognized in general and administrative expenses in the consolidated statements of operations. As of May 31, 2024, the share-based compensation expenses are fully recognized.

On June 13, 2022, one director who received 54,000 Suzhou TC-Link Restricted Shares in the aforementioned share-based compensation had passed away. As a result, Suzhou TC-Link repurchased the 54,000 Suzhou TC-Link Restricted Shares granted to this director at cost of RMB64,152 ($9,341) from the spouse of this director, which were cancelled after repurchased.

Issuance of Ordinary Shares prior to the Initial Public Offering

On February 21, 2024, the Company issued 417,000 Ordinary Shares to four new individual investors for aggregate proceeds of $834,000 at a price of $2.0 per share. Accordingly, the Company has 10,417,000 Ordinary Shares and 1,000,000 Preferred Shares issued and outstanding as of March 31, 2024. In terms of the $834,000 capital contributions received in this placement, $42 was credited to Ordinary Shares at par value and the remaining $833,958 was credited to additional paid-in capital.

Initial Public Offering (the “IPO”)

On August 29, 2025, the Company closed its initial public offering (“IPO”) of 1,600,000 Ordinary Shares, par value $0.0001 per share, priced at $4.00 per share. The net proceeds received by the Company from its IPO totaled $5,727,070, after deducting underwriters’ compensation and other related expenses. The Ordinary Shares have been listed on the Nasdaq Capital Market and trading under the ticker symbol “ELOG”. Upon completion of the IPO, accumulated deferred offering costs, which amounted to $2,120,858, were charged against the net proceeds. Accordingly, $160 was credited to Ordinary Shares at par value and the remaining $3,606,052 was credited to additional paid-in capital in regards to the IPO.

2025 Omnibus Equity Plan (a Share-based compensation plan)

On January 5, 2026, the Company filed Form S-8 with SEC to register the Company’s 2025 Omnibus Equity Plan which was approved by the Board of the Company on December 2, 2025.

On February 23, 2026, the Company authorized to grant 440,000 Ordinary Shares in aggregate to five executive employees under the 2025 Omnibus Equity Plan to reward their services rendered during September 1, 2025 to January 31, 2026. The 440,000 Ordinary Shares were valued based on the closing stock price of $1.03 on February 23, 2026, the grant date. Accordingly, the grant of 440,000 Ordinary Shares resulted in $453,200 compensation costs, which were charged to general and administrative expenses for the year ended March 31, 2026.

On March 31, 2026, the Company authorized to grant 375,000 Ordinary Shares in aggregate to the Company’s CEO, CFO, a director and three independent directors under the 2025 Omnibus Equity Plan. When granted, the 375,000 Ordinary Shares were vested with no further restrictions, and were valued based on the closing stock price of $0.97 on March 31, 2026, the grant date. Accordingly, the grant of 375,000 Ordinary Shares resulted in $363,750 compensation costs, which were charged to general and administrative expenses for the year ended March 31, 2026.

Statutory reserves

The Company’s PRC operating subsidiaries are required to make appropriations to certain reserves, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2026 and 2025, the aggregate balance for statutory reserves were $962,302 and $888,085, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC entities. Relevant PRC statutory laws and regulations permit payments of dividends by the PRC entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. However, PRC laws restrict a certain portion of the PRC entities’ net assets, equivalent to the balances of paid-in capital and statutory reserve, to be distributed in any form to the Company.

The restricted net assets that include paid-in capital and statutory reserve funds amounted to $13,426,994 and $8,929,615 as of March 31, 2026 and 2025, respectively.

Dividends

On September 30, 2023, the board of directors of Suzhou TC-Link declared cash dividends of RMB9,039,288 ($1,238,938) to all existing shareholders of Suzhou TC-Link registered on the date of declaration. On October 19, 2023, the Company withheld and paid RMB1,259,814 ($161,493) corporate income tax and individual income taxes to PRC tax authorities for the cash dividends on behalf of the shareholders. Within the year ended March 31, 2026, Suzhou TC-Link signed an agreement with the Controlling Shareholder of the Company to offset RMB3,316,049 dividends payable with amounts due from the related companies controlled by the Controlling Shareholder. Accordingly, as of March 31, 2026 and the date of this report, the remaining RMB4,463,425 ($647,061) cash dividends payable remained outstanding. The dividends payable are not interest bearing, and will be paid to former shareholders of Suzhou TC-Link as soon as the Company has sufficient cash. Accordingly, dividends payable are presented as current liabilities.